PRINCIPAL ACCOUNTING POLICIES - Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Number of reporting units	1	1
Impairment loss of goodwill	¥ 957,605	$ 134,876	¥ 0	¥ 0